SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0
Interest and penalties accrued	0	0
Tax provision	$ 0	$ 0